RECENT ACCOUNTING PRONOUNCEMENTS Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Capitalized Contract Cost, Amortization	$ 3,100
Retained Earnings (Accumulated Deficit)	295,118		$ 289,134	$ 272,503
Equity Securities, FV-NI, Realized Gain (Loss)	3,500
Restricted cash	1,400			700	$ 700
Adjustments for ASC 606
Condensed Balance Sheet Statements, Captions [Line Items]
Retained Earnings (Accumulated Deficit)	25,481			16,631
Balance without ASC 606
Condensed Balance Sheet Statements, Captions [Line Items]
Capitalized Contract Cost, Gross	9,100
Amortization of load port and discharge port	3,700
Capitalized Contract Cost, Net	5,400
Retained Earnings (Accumulated Deficit)	269,637			$ 272,503
Accounting Standards Update 2016-01
Condensed Balance Sheet Statements, Captions [Line Items]
Retained Earnings (Accumulated Deficit)	$ (2,900)
Minimum | Subsequent Event | Scenario, Forecast
Condensed Balance Sheet Statements, Captions [Line Items]
Right-of-use asset		$ 15,000
Lease liability		15,000
Maximum | Subsequent Event | Scenario, Forecast
Condensed Balance Sheet Statements, Captions [Line Items]
Right-of-use asset		28,000
Lease liability		$ 28,000